Note 17 - Condensed Parent Company Financial Information (Detail) - Condensed Statements Income (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) before equity in undistributed net income of bank subsidiary									$ 5,555,817	$ 3,044,645	$ 2,950,682
Net income	1,175,000	1,104,000	1,203,000	1,003,000	942,000	248,000	987,000	766,000	4,484,817	2,942,645	2,807,682
Parent Company [Member]
Income – including dividends from bank subsidiary									800,155	575,099	6,226
Expenses – interest expense, professional fees and other expenses, net of federal income tax benefit									(462,333)	(499,263)	(419,766)
Income (loss) before equity in undistributed net income of bank subsidiary									337,822	75,836	(413,540)
Equity in undistributed net income of bank subsidiaries									4,146,995	2,866,809	3,221,222
Net income									$ 4,484,817	$ 2,942,645	$ 2,807,682